Borrowings and debt - Schedule of Borrowings and Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Borrowings and debts
Short-term, borrowings	$ 1,518,006	$ 1,662,213
Short-term, debt	1,753	841
Long-term, borrowings	762,610	879,415
Long-term debt	1,748,020	1,846,251
Total	4,030,389	4,388,720
Principal
Borrowings and debts
Short-term, borrowings	1,508,959	1,652,536
Short-term, debt	1,750	835
Long-term, borrowings	757,775	877,842
Long-term debt	1,732,286	1,830,751
Total	4,000,770	4,361,964
Transaction costs
Borrowings and debts
Short-term, borrowings	(48)	0
Short-term, debt	(2)	(1)
Long-term, borrowings	(2,952)	(3,764)
Long-term debt	(4,670)	(5,883)
Total	(7,672)	(9,648)
Interest payable
Borrowings and debts
Short-term, borrowings	9,095	9,677
Short-term, debt	5	7
Long-term, borrowings	7,787	5,337
Long-term debt	20,404	21,383
Total	$ 37,291	$ 36,404